UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

Parr Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue, Suite 3117 Memphis, TN 38137
(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road Building A, 2nd Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 901.680.5266

Date of fiscal year end: 04/30/08

Date of reporting period: 01/31/2008

Item 1. Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

PARR FAMILY OF FUNDS THE USX CHINA FUND SCHEDULE OF INVESTMENTS January 31, 2008 (Unaudited)

COMMON STOCK - (76.52%)	Shares	Value

AGRICULTURE (2.83%)
Origin Agritech, Ltd. *	161,000	$1,271,900

AUTO PARTS & EQUIPMENT (0.03%)
SORL Auto Parts, Inc. *	2,000	12,520

BIOTECHNOLOGY (4.67%)
China-Biotics, Inc. *	185,900	2,100,670

CHEMICALS (3.72%)
Gulf Resources, Inc. *	132,000	341,880
ShengdaTech, Inc. *	63,304	781,171
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	12,000	552,000
		1,675,051

COMPUTERS & COMPUTER SERVICES (3.41%)
China Expert Technology, Inc. *	110,000	5,500
Comtech Group, Inc. *	45,000	484,200
PacificNet, Inc. *	306,300	1,044,483
		1,534,183

E-COMMERCE / SERVICES (1.61%)
ChinaCast Education Corp. *	107,000	634,510
Ctrip.com International, Ltd. - ADR	2,000	91,320
		725,830

ELECTRICAL COMPONENTS & EQUIPMENT (10.03%)
China 3C Group *	149,000	454,450
China Ritar Power Corp. *	51,500	553,625
China Ritar Power Corp. * F	46,729	490,654
Fushi Copperweld, Inc. *	170,400	3,010,968
		4,509,697

ENERGY - ALTERNATE SOURCES (0.69%)
Canadian Solar, Inc. *	11,300	208,824
Trina Solar, Ltd. - ADR *	3,000	101,760
		310,584

FOOD & BEVERAGE (2.66%)
American Dairy, Inc. *	10,000	107,300
New Dragon Asia Corp. *	400,000	296,000
Zhongpin, Inc. *	59,300	794,620
		1,197,920

HEALTHCARE - PRODUCTS (3.62%)
China Medical Technologies, Inc. - ADR	30,600	1,458,702
Mindray Medical International, Ltd. - ADR	5,000	170,500
		1,629,202

PARR FAMILY OF FUNDS THE USX CHINA FUND SCHEDULE OF INVESTMENTS January 31, 2008 (Unaudited)

COMMON STOCK - (76.52%) (continued)	Shares	Value

HOME BUILDERS (1.36%)
China Housing & Land Development, Inc. *	139,500	$613,800

INTERNET CONTENT ENTERTAINMENT (1.23%)
Shanda Interactive Entertainment, Ltd. - ADR *	20,100	552,549

IRON & STEEL (0.10%)
General Steel Holdings, Inc. *	5,000	44,500

MACHINERY DIVERSIFIED (1.78%)
Wuhan General Group China, Inc. *	56,160	800,280

MINING (3.46%)
Aluminum Corp. of China, Ltd. - ADR	7,000	253,680
Puda Coal, Inc. *	320,000	182,400
Yanzhou Coal Mining Co., Ltd. - ADR	13,000	1,118,130
		1,554,210

OIL & GAS (2.90%)
China Petroleum & Chemical Corp. - ADR	4,000	430,480
CNOOC, Ltd. - ADR	6,000	874,380
		1,304,860

PHARMACEUTICALS (12.27%)
Benda Pharmaceutical, Inc. *	255,000	175,950
Benda Pharmaceutical, Inc. * F	757,218	530,053
China Pharma Holdings, Inc. *	512,000	1,566,720
Shengtai Pharmaceutical, Inc. *	420,500	1,198,425
Tongjitang Chinese Medicines Co. - ADR *	245,300	2,045,802
		5,516,950

RETAIL (0.51%)
Fuqi International, Inc. *	27,000	230,040

RUBBER & PLASTIC PRODUCTS (0.95%)
Fuwei Films Holdings Co., Ltd. *	101,000	427,230

SOFTWARE (4.22%)
Noah Education Holdings, Ltd. - ADR *	3,500	23,275
China Public Security Technology, Inc. *	94,000	733,200
The9, Ltd. - ADR *	62,800	1,139,820
		1,896,295

TELECOMMUNICATIONS (8.10%)
China Mobile, Ltd. - ADR	15,000	1,134,000
China Netcom Group Corp. Hong Kong, Ltd.	10,000	624,000
Qiao Xing Universal Telephone, Inc.	230,000	1,886,000
		3,644,000

TRANSPORTATION (1.91%)
Guangshen Railway Co., Ltd. - ADR	26,300	858,169

PARR FAMILY OF FUNDS THE USX CHINA FUND SCHEDULE OF INVESTMENTS January 31, 2008 (Unaudited)

COMMON STOCK - (76.52%) (continued)		Shares	Value

TRAVEL SERVICES (0.39%)
Universal Travel Group *		62,100	$173,880

UTILITIES (1.94%)
Huaneng Power International, Inc. - ADR		26,400	871,200

WEB PORTALS / ISP (2.13%)
Netease.com - ADR *		40,100	724,607
Sohu.com, Inc. *		5,000	232,650
			957,257

TOTAL COMMON STOCK (Cost $31,932,600)			34,412,777

PREFERRED STOCK - (9.67%)
Wuhan General Group China, Inc. F (Cost $699,000)		300,000	4,350,000

WARRANTS - (6.00%)	Expiration Date - Exercise Price
Benda Pharmaceutical, Inc. * F	11/15/11 - $ 0.555	757,218	109,797
China Pharma Holdings, Inc. *	02/01/10 - $ 2.38	400,000	136,000
China Ritar Power Corp. * F	02/21/10 - $ 2.78	9,345	72,143
China Security & Surveillance Technology, Inc. *	07/31/11 - $ 5.40	20,000	208,400
Shengtai Pharmaceutical, Inc. *	05/15/12 - $ 2.60	100,000	25,000
Wuhan General Group China, Inc. * F	02/08/12 - $ 2.563	180,000	2,148,660
TOTAL WARRANTS (Cost $103,267)			2,700,000

SHORT TERM INVESTMENTS (8.17%)
Fifth Third Institutional Money Market Fund, 3.93% ** (Cost $3,672,291)		3,672,291	3,672,291

TOTAL INVESTMENTS (Cost $36,407,158) - 100.36%			$45,135,068
LIABILITIES IN EXCESS OF OTHER ASSETS NET - (0.36)%			(161,889)
NET ASSETS - 100%			$44,973,179

*          Non-income producing security.

**        Rate shown represents the rate at January 31, 2008, is subject to change and resets daily.

ADR    American Depositary Receipt

F                 These securities were valued at fair value as determined by the Adviser using procedures approved by the Board of Trustees. The total fair value of such securities at January 31, 2008 is $7,701,307 which represents 17.12% of total net assets. Sales of shares of these securities are restricted until certain regulatory filings are approved.

216,348 shares and 216,348 warrants of Benda Pharmaceutical, Inc. were acquired on 11/08/06 at prices of $0.4622 per share and $0.00 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/25/07 at prices of $0.5919 per share and $0.1477 per warrant. 108,174 shares and 108,174 warrants of Benda Pharmaceutical, Inc. were acquired on 01/31/07 at prices of $0.6201 per share and $0.2009 per warrant. 324,522 shares and 324,522 warrants of Benda Pharmaceutical, Inc. were acquired on 02/07/07 at prices of $0.6207 per share and $0.2020 per warrant. The current fair values of such securities are $0.70 per share and $0.145 per warrant which are 101.45% and 107.41%, respectively, of the market values of unrestricted securities of the same issuer.

46,729 shares and 9,345 warrants of China Ritar Power Corp. were acquired on 02/16/07 at prices of $2.14 per share and $0.00 per warrant. The current fair values of such securities are $10.50 per share and $7.72 per warrant which are 97.67% and 96.86%, respectively, of the market values of unrestricted securities of the same issuer.

PARR FAMILY OF FUNDS THE USX CHINA FUND SCHEDULE OF INVESTMENTS January 31, 2008 (Unaudited)

300,000 shares and 180,000 warrants of Wuhan General Group China, Inc. were acquired on 02/05/07 at prices of $2.33 per share and $0.00 per warrant. The current fair values of such securities are $14.50 per share and $11.937 per warrant which are 101.75% and 102.14%, respectively, of the market values of unrestricted securities of the same issuer.

The following information for The USX China Fund is presented on an income tax basis as of January 31, 2008:

Cost of investments for tax purposes	$36,490,728
Unrealized Appreciation / (Depreciation):
Gross Appreciation	14,518,329
Gross Depreciation	(5,873,989)
Net Unrealized Appreciation	$8,644,340

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parr Family of Funds

By: /s/ Stephen L. Parr
      ---------------------------------------------
Name: Stephen L. Parr
Title: President
Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Stephen L. Parr
      ---------------------------------------------
Name: Stephen L. Parr
Title: President
Date: March 24, 2008

By: /s/ Dorothy Westmoreland
      ---------------------------------------------
Name: Dorothy Westmoreland
Title: Treasurer
Date: March 24, 2008